UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-04033
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              Sit Bond Fund, a series of Sit Mutual Funds II, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                         Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223

Date of fiscal year end: March 31, 2004
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Date of reporting period: July 1, 2003 - June 30, 2004
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
PROXY VOTE SUMMARY REPORT FROM 07/01/03 TO 06/30/04

SIT BOND FUND



Meeting            Issuer / Symbol                                                        CUSIP /          Mgmt.        Fund Vote
Date               Ballot Issues                                                          Proponent        Rec.         Cast
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
37922              American Select Portfolio, Inc.                                        29570108
                   1.1         Elect Director Benjamin Field                              Mgmt             For          For
                   1.2         Elect Director Mickey Foret                                Mgmt             For          For
                   1.3         Elect Director Roger Gibson                                Mgmt             For          For
                   1.4         Elect Director Victoria Herget                             Mgmt             For          For
                   1.5         Elect Director Leonard Kedrowski                           Mgmt             For          For
                   1.6         Elect Director Richard Riederer                            Mgmt             For          For
                   1.7         Elect Director Joseph Strauss                              Mgmt             For          For
                   1.8         Elect Director Virginial Stringer                          Mgmt             For          For
                   1.9         Elect Director James Wade                                  Mgmt             For          For
                   2           Ratify Auditors                                            Mgmt             For          For

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37922              American Strategic Income Portfolio Inc.                               30098107
                   1.1         Elect Director Benjamin Field                              Mgmt             For          For
                   1.2         Elect Director Mickey Foret                                Mgmt             For          For
                   1.3         Elect Director Roger Gibson                                Mgmt             For          For
                   1.4         Elect Director Victoria Herget                             Mgmt             For          For
                   1.5         Elect Director Leonard Kedrowski                           Mgmt             For          For
                   1.6         Elect Director Richard Riederer                            Mgmt             For          For
                   1.7         Elect Director Joseph Strauss                              Mgmt             For          For
                   1.8         Elect Director Virginial Stringer                          Mgmt             For          For
                   1.9         Elect Director James Wade                                  Mgmt             For          For
                   2           Ratify Auditors                                            Mgmt             For          For

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37922              American Strategic Income Portfolio Inc. - III                         03009T101
                   1.1         Elect Director Benjamin Field                              Mgmt             For          For
                   1.2         Elect Director Mickey Foret                                Mgmt             For          For
                   1.3         Elect Director Roger Gibson                                Mgmt             For          For
                   1.4         Elect Director Victoria Herget                             Mgmt             For          For
                   1.5         Elect Director Leonard Kedrowski                           Mgmt             For          For
                   1.6         Elect Director Richard Riederer                            Mgmt             For          For
                   1.7         Elect Director Joseph Strauss                              Mgmt             For          For
                   1.8         Elect Director Virginia Stringer                           Mgmt             For          For
                   1.9         Elect Director James Wade                                  Mgmt             For          For
                   2           Ratify Auditors                                            Mgmt             For          For

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37922              American Strategic Income Portfolio Inc. -- II                         30099105
                   1.1         Elect Director Benjamin Field                              Mgmt             For          For
                   1.2         Elect Director Mickey Foret                                Mgmt             For          For
                   1.3         Elect Director Roger Gibson                                Mgmt             For          For
                   1.4         Elect Director Victoria Herget                             Mgmt             For          For
                   1.5         Elect Director Leonard Kedrowski                           Mgmt             For          For
                   1.6         Elect Director Richard Riederer                            Mgmt             For          For
                   1.7         Elect Director Joseph Strauss                              Mgmt             For          For
                   1.8         Elect Director Virginial Stringer                          Mgmt             For          For
                   1.9         Elect Director James Wade                                  Mgmt             For          For
                   2           Ratify Auditors                                            Mgmt             For          For

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37914              SIT Money Market Fund Inc                                              82979F101
                   1.1         Elect Director Eugene Sit                                  Mgmt             For          Withhold
                   1.2         Elect Director Sidney Jones                                Mgmt             For          For
                   1.3         Elect Director William Frenzel                             Mgmt             For          Withhold
                   1.4         Elect Director Bruce Lueck                                 Mgmt             For          For
                   1.5         Elect Director John Hulse                                  Mgmt             For          For
                   1.6         Elect Director Donald Phillips                             Mgmt             For          For
                   2           Ratify Auditors                                            Mgmt             For          For



                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit Bond Fund, a series of Sit Mutual Funds II, Inc.

By (Signature and Title)*/s/ Paul E. Rasmussen, Vice President
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Date August 31, 2004
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* Print the name and title of each signing officer under his or her signature.